Income Taxes, income tax expense reconciliation by item (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Income tax expense reconciliation
Statutory federal income tax expense	$ 127,300,000		$ 100,000,000		$ 134,900,000
State income tax, net of federal benefit	(20,300,000)	[1]	2,700,000	[1]	5,800,000	[1]
Effect of noncontrolling interests	(3,000,000)		(4,000,000)		(4,000,000)
Correction of deferred taxes	5,400,000	[2]
Other differences, net	4,100,000		(3,500,000)		(1,200,000)
Total income tax expense	$ 113,503,000		$ 95,188,000		$ 135,539,000

[1]	Net state income tax benefit is a result of changes in the valuation allowance. These changes primarily relate to the ability to utilize net operating losses as a result of state income tax law changes.
[2]	TDS recorded an immaterial adjustment to correct deferred tax balances related to a difference in the tax basis in certain partnership investments for errors occurring prior to 2009.